Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2019	Apr. 30, 2014	Jan. 31, 2014
Summary of significant accounting policies
Estimated useful life of land use right	50 years
Shipping and handling expenses	$ 15,725	$ 17,391
Subsidy income	426,629	1,165,091
Equipment of energy projects grants	121,142	79,992
Value-added tax refund	300,096	669,545
Public company		785,003
Government subsidies received, equipment of energy projects				$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	264,776		$ 303,894
Maximum rate of VAT			13.00%
Percentage of VAT refund			70.00%
Effect of exchange rate on foreign currency translation	10,000		$ 10,000
Average exchange rates	10,000	$ 10,000
Maximum insured amount deposit in bank	$ 71,717